INCOME TAXES (Details Textual) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2008
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%	33.00%
Preferential Tax Rate	25.00%
Effective Income Tax Rate, Continuing Operations	(202.00%)	1439.00%	12.00%
Income Tax Holiday Effect On Tax Charges	2,012	5,226	7,648
Income Tax Holiday, Income Tax Benefits Per Share	(0.16)	(0.23)	0.33
Income Tax Holiday Income Tax Diluted Earnings Per Share	(0.16)	(0.23)	0.33
Operating Loss Carryforwards, Limitations on Use	The open tax years for examinations in China are 5 years.
Operating Loss Carryforwards, Expiration Dates	five-year
Beijing Origin Seed Limited [Member]
Preferential Tax Rate	15.00%	15.00%	15.00%
High Tech Status [Member]
Effective Income Tax Rate, Continuing Operations	15.00%